Acquisitions - Summary of Fair Value of Net Identifiable Assets Recognized from Acquisition (Details) - CAD CAD in Millions		12 Months Ended
	Mar. 01, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Intangible asset useful life		40 years
Goodwill		CAD 5,183	CAD 5,317
Assurant EB
Disclosure of detailed information about business combination [line items]
Fair value of consideration transferred	CAD 1,264
Invested assets	2,345
Other assets	156
Deferred tax assets	186
Intangible assets	CAD 270
Intangible asset useful life	15 years
Total assets acquired	CAD 2,957
Insurance contract liabilities	2,248
Other liabilities assumed	105
Total liabilities assumed	2,353
Fair value of net identifiable assets acquired	604
Goodwill	660
Cash and cash equivalents recognised as of acquisition date	53
Customer-related intangible assets recognised as of acquisition date	180
Goodwill expected to be deductible for tax purposes	318
Assurant EB | Debt securities
Disclosure of detailed information about business combination [line items]
Financial assets recognised as of acquisition date	1,828
Assurant EB | Equity securities
Disclosure of detailed information about business combination [line items]
Financial assets recognised as of acquisition date	88
Loans and receivables | Assurant EB | Mortgages and loans
Disclosure of detailed information about business combination [line items]
Financial assets recognised as of acquisition date	376
Distribution Intangible Assets | Assurant EB
Disclosure of detailed information about business combination [line items]
Intangible assets	CAD 90